Loss before taxation - Other items (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other items
Cost of inventories (note 15)	$ 52,701,330	$ 10,412,753	$ 4,383,747
Depreciation charge (note 9)
- owned property, plant and equipment	2,745,549	708,637	617,334
- right-of-use assets	1,542,566	583,835	506,738
Amortization of intangible assets (note 10)	3,058,527	1,133,564	1,110,516
Write-off on property, plant and equipment	476,431	0	0
Auditor's remuneration	1,221,439	566,553	56,763
Miscellaneous laboratory charges	$ 13,953	$ 12,892	$ 15,529